Loans Held-For-Sale, Net	12 Months Ended
Dec. 31, 2011
Loans Receivable Held-for-sale, Net [Abstract]
Loans held-for-sale, Net
8.    Loans Held-for-sale, Net
The composition of loans held-for-sale, net, was as follows.

	2011			2010
December 31, ($ in millions)	Domestic	Foreign	Total	Domestic	Foreign	Total
Consumer automobile	$425	$—	$425	$—	$—	$—
Consumer mortgage
1st Mortgage	7,360	12	7,372	10,191	364	10,555
Home equity	740	—	740	856	—	856
Total consumer mortgage (a)	8,100	12	8,112	11,047	364	11,411
Commercial and industrial
Other	20	—	20	—	—	—
Total loans held-for-sale (b)	$8,545	$12	$8,557	$11,047	$364	$11,411

(a)	Fair value option-elected domestic consumer mortgages were $3.9 billion and $6.4 billion at December 31, 2011 and 2010, respectively. Refer to Note 27 for additional information.

(b)
Totals are net of unamortized premiums and discounts and deferred fees and costs. Included in the totals are net unamortized discounts of $221 million and $161 million at December 31, 2011 and 2010, respectively.

The following table summarizes held-for-sale mortgage loans reported at carrying value by higher-risk loan type.

Year ended December 31, ($ in millions)	2011	2010
High original loan-to-value (greater than 100%) mortgage loans	$423	$331
Payment-option adjustable-rate mortgage loans	12	16
Interest-only mortgage loans	298	481
Below-market rate (teaser) mortgages	169	151
Total higher-risk mortgage loans held-for-sale	$902	$979